Intangible assets (Tables)	6 Months Ended
Sep. 30, 2021
Intangible assets and goodwill [abstract]
Summary of changes in intangible assets and goodwill

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of July 1, 2021	476,996	45,943	668,094	9,711	128,908	1,329,652
Acquisition of subsidiaries	7,829	—	—	—	1,236	9,065
Purchases	—	—	199	304	4,290	4,793
Disposals	—	—	—	—	(30)	(30)
Reclassifications	—	—	—	94	(94)	—
Exchange differences	(683)	(23)	(51)	(17)	(507)	(1,281)
Accumulated acquisition values	484,142	45,920	668,242	10,092	133,803	1,342,199

Opening balance as of July 1, 2021	—	(19,946)	(624,150)	(7,491)	(67,389)	(718,976)
Amortization	—	(559)	(11,722)	(452)	(5,126)	(17,859)
Exchange differences	—	—	12	(2)	380	390
Accumulated amortization	—	(20,505)	(635,860)	(7,945)	(72,135)	(736,445)

Opening balance as of July 1, 2021	(1,949)	—	—	(498)	(3,559)	(6,006)
Impairment	—	—	—	—	(163)	(163)
Reversal of impairment	—	—	—	—	95	95
Disposals	—	—	—	—	4	4
Exchange differences	(21)	—	—	—	1	(20)
Accumulated impairment	(1,970)	—	—	(498)	(3,622)	(6,090)

Net book value as of September 30, 2021	482,172	25,415	32,382	1,649	58,046	599,664

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of July 1, 2020	413,039	45,899	666,473	9,840	108,136	1,243,387
Purchases	—	—	717	2	4,292	5,011
Disposals	—	—	—	—	(177)	(177)
Exchange differences	(89)	2	(3)	(39)	(192)	(321)
Accumulated acquisition values	412,950	45,901	667,187	9,803	112,059	1,247,900

Opening balance as of July 1, 2020	—	(17,709)	(551,660)	(7,569)	(46,885)	(623,823)
Amortization	—	(559)	(18,129)	(178)	(5,200)	(24,066)
Disposals	—	—	—	—	254	254
Exchange differences	—	(2)	—	31	71	100
Accumulated amortization	—	(18,270)	(569,789)	(7,716)	(51,760)	(647,535)

Opening balance as of July 1, 2020	(1,999)	—	—	(498)	(2,572)	(5,069)
Impairment	—	—	—	—	(377)	(377)
Exchange differences	15	—	—	—	(2)	13
Accumulated impairment	(1,984)	—	—	(498)	(2,951)	(5,433)

Net book value as of September 30, 2020	410,966	27,631	97,398	1,589	57,348	594,932

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of July 1, 2019	413,022	45,910	660,229	8,135	85,222	1,212,518
Purchases	—	—	150	787	6,336	7,273
Disposals	—	—	—	(3)	(173)	(176)
Reclassifications	—	—	—	55	31	86
Exchange differences	257	6	15	70	200	548
Accumulated acquisition values	413,279	45,916	660,394	9,044	91,616	1,220,249

Opening balance as of July 1, 2019	—	(15,472)	(479,885)	(6,483)	(29,459)	(531,299)
Amortization	—	(559)	(17,563)	(226)	(3,278)	(21,626)
Disposals	—	—	—	2	63	65
Adjustments due to changes in accounting policies	—	—	(2)	—	—	(2)
Exchange differences	—	(2)	—	(48)	(71)	(121)
Accumulated amortization	—	(16,033)	(497,450)	(6,755)	(32,745)	(552,983)

Opening balance as of July 1, 2019	(2,051)	—	—	(498)	(1,551)	(4,100)
Impairment	—	—	—	—	(115)	(115)
Exchange differences	(52)	—	—	—	—	(52)
Accumulated impairment	(2,103)	—	—	(498)	(1,666)	(4,267)

Net book value as of September 30, 2019	411,176	29,883	162,944	1,791	57,205	662,999

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of April 1, 2021	477,865	45,974	667,697	9,724	125,810	1,327,070
Acquisition of subsidiaries	7,829	—	—	—	1,236	9,065
Purchases	—	—	673	367	8,138	9,178
Disposals	—	—	—	—	(40)	(40)
Reclassifications	—	—	—	94	(94)	—
Exchange differences	(1,552)	(54)	(128)	(93)	(1,247)	(3,074)
Accumulated acquisition values	484,142	45,920	668,242	10,092	133,803	1,342,199
Opening balance as of April 1, 2021	—	(19,387)	(606,140)	(7,338)	(62,891)	(695,756)
Amortization	—	(1,118)	(29,753)	(646)	(10,145)	(41,662)
Disposals	—	—	—	—	6	6
Exchange differences	—	—	33	39	895	967
Accumulated amortization	—	(20,505)	(635,860)	(7,945)	(72,135)	(736,445)
Opening balance as of April 1, 2021	(1,975)	—	—	(498)	(3,462)	(5,935)
Impairment	—	—	—	—	(262)	(262)
Reversal of impairment	—	—	—	—	95	95
Disposals	—	—	—	—	4	4
Exchange differences	5	—	—	—	3	8
Accumulated impairment	(1,970)	—	—	(498)	(3,622)	(6,090)
Net book value as of September 30, 2021	482,172	25,415	32,382	1,649	58,046	599,664

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of April 1, 2020	411,538	45,795	666,021	9,240	101,908	1,234,502
Purchases	—	—	952	447	8,580	9,979
Disposals	—	—	—	—	(297)	(297)
Exchange differences	1,412	106	214	116	1,868	3,716
Accumulated acquisition values	412,950	45,901	667,187	9,803	112,059	1,247,900
Opening balance as of April 1, 2020	—	(17,150)	(533,549)	(7,277)	(40,425)	(598,401)
Amortization	—	(1,118)	(36,201)	(390)	(10,365)	(48,074)
Disposals	—	—	—	—	253	253
Exchange differences	—	(2)	(39)	(49)	(1,223)	(1,313)
Accumulated amortization	—	(18,270)	(569,789)	(7,716)	(51,760)	(647,535)
Opening balance as of April 1, 2020	(2,027)	—	—	(498)	(2,574)	(5,099)
Impairment	—	—	—	—	(377)	(377)
Exchange differences	43	—	—	—	—	43
Accumulated impairment	(1,984)	—	—	(498)	(2,951)	(5,433)
Net book value as of September 30, 2020	410,966	27,631	97,398	1,589	57,348	594,932

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of April 1, 2019	413,499	45,941	660,325	7,999	81,024	1,208,788
Purchases	—	—	150	973	11,316	12,439
Disposals	—	—	—	(3)	(305)	(308)
Reclassifications	—	—	—	17	(3)	14
Exchange differences	(220)	(25)	(81)	58	(416)	(684)
Accumulated acquisition values	413,279	45,916	660,394	9,044	91,616	1,220,249
Opening balance as of April 1, 2019	—	(14,913)	(462,288)	(6,166)	(25,641)	(509,008)
Amortization	—	(1,118)	(35,175)	(549)	(7,378)	(44,220)
Disposals	—	—	—	2	44	46
Adjustments due to changes in accounting policies	—	—	(2)	—	—	(2)
Exchange differences	—	(2)	15	(42)	230	201
Accumulated amortization	—	(16,033)	(497,450)	(6,755)	(32,745)	(552,983)
Opening balance as of April 1, 2019	(2,109)	—	—	(498)	(1,551)	(4,158)
Impairment	—	—	—	—	(115)	(115)
Exchange differences	6	—	—	—	—	6
Accumulated impairment	(2,103)	—	—	(498)	(1,666)	(4,267)
Net book value as of September 30, 2019	411,176	29,883	162,944	1,791	57,205	662,999

Summary of goodwill and customer relationships by operating segment	The following is a summary of goodwill allocation for each operating segment:

(EUR thousand)	As of September 30	As of March 31
Goodwill	2021	2021	2020
TFSS	361,589	361,470	360,311
AVPS	49,688	50,497	49,200
CRTS	70,895	63,923	—
Total	482,172	475,890	409,511
The customer relationships have been split across the operating segments as follows:

(EUR thousand)	As of September 30	As of March 31
Customer relationships	2021	2021	2020	PPA initial valuation
TFSS	26,405	53,135	117,479	610,789
AVPS	—	1,528	6,113	44,256
Total	26,405	54,663	123,592	655,045